Concentrations (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) [Line Items]
Customer concentration percentage	45.00%	54.00%
Accounts Receivable [Member] | Three customers [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage			57.00%
Accounts Receivable [Member] | Two customers [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage				32.00%
Four Major Customers [Member] | Total Revenue [Member]
Concentrations (Details) [Line Items]
Number of customer	4	4
Five Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage	64.00%
Five Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer	5		5
Four Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage			58.00%
Four Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer	4		4
Three Major Customers [Member] | Total Revenue [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage			49.00%
Three Major Customers [Member] | Total Revenue [Member]
Concentrations (Details) [Line Items]
Number of customer			3	3
Two Major Customers [Member] | Total Revenue [Member]
Concentrations (Details) [Line Items]
Customer concentration percentage				34.00%
Two Major Customers [Member] | Total Revenue [Member]
Concentrations (Details) [Line Items]
Number of customer			2	2
Three customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer			3	3
Two customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer			2	2